Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net
13.	Accounts receivable, net

(In thousands)	December 31, 2023	December 31, 2024
Accounts receivable	10,690	12,502
Less: Allowance for credit losses	(4,201)	(4,622)
Accounts receivable, net	6,489	7,880

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2022	December 31, 2023	December 31, 2024
Balance at beginning of the year	3,350	4,519	4,201
Additions	1,273	668	967
Reversal	(26)	(806)	(534)
Written off	—	(142)	—
Exchange difference	(78)	(38)	(12)
Balance at end of the year	4,519	4,201	4,622